Financial Instruments (Details) - Schedule of Exchange Rates	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Schedule Of Exchange Rates Abstract
Exchange rate at June 30,	NIS 3.70	3.50 NIS
Increase during the period	5.10%	12.50%